Summary of Significant Accounting Policies - Schedule of New and Amendments to IFRS and IAS Standards That Are Not Yet Effective for the Year (Detail)	12 Months Ended
Dec. 31, 2018
IFRS 16, "Leases" [member]
Disclosure of initial application of standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2019
IFRIC 23, "Uncertainty over income tax treatments" [member]
Disclosure of initial application of standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2019
Annual improvements to IFRSs 2015-2017 cycle [member]
Disclosure of initial application of standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2019
Amendments to IAS 28, Long-term interest in associates and joint ventures [member]
Disclosure of initial application of standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2019